Quarterly Report
September 30, 2022
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 3.7%
Howmet Aerospace, Inc.	111,292	$3,442,262
KBR, Inc.	120,998	5,229,533
L3Harris Technologies, Inc.	19,698	4,093,835
Leidos Holdings, Inc.	47,036	4,114,239
		$16,879,869
Airlines – 0.8%
Alaska Air Group, Inc. (a)	40,542	$1,587,219
Delta Air Lines, Inc. (a)	72,214	2,026,325
		$3,613,544
Apparel Manufacturers – 0.8%
PVH Corp.	22,637	$1,014,138
Skechers USA, Inc., “A” (a)	85,424	2,709,649
		$3,723,787
Automotive – 2.2%
Aptiv PLC (a)	23,566	$1,843,097
Lear Corp.	21,457	2,568,188
LKQ Corp.	116,166	5,477,227
		$9,888,512
Broadcasting – 0.3%
Warner Bros. Discovery, Inc. (a)	135,276	$1,555,674
Brokerage & Asset Managers – 3.2%
Apollo Global Management, Inc.	60,427	$2,809,855
Cboe Global Markets, Inc.	25,613	3,006,198
Evercore Partners, Inc.	2,630	216,318
Invesco Ltd.	106,256	1,455,707
Raymond James Financial, Inc.	50,307	4,971,338
TPG, Inc.	67,047	1,866,588
		$14,326,004
Business Services – 1.7%
Amdocs Ltd.	55,684	$4,424,094
Global Payments, Inc.	29,518	3,189,420
		$7,613,514
Chemicals – 1.3%
Celanese Corp.	25,499	$2,303,579
Eastman Chemical Co.	48,175	3,422,834
		$5,726,413
Computer Software – 1.2%
Black Knight, Inc. (a)	32,674	$2,114,988
Check Point Software Technologies Ltd. (a)	14,461	1,619,921
Dun & Bradstreet Holdings, Inc.	127,686	1,582,030
		$5,316,939
Computer Software - Systems – 1.3%
Seagate Technology Holdings PLC	27,421	$1,459,620
Verint Systems, Inc. (a)	36,156	1,214,118
Zebra Technologies Corp., “A” (a)	12,363	3,239,230
		$5,912,968

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 4.2%
Essex Property Trust, Inc., REIT	5,188	$1,256,689
Fortune Brands Home & Security, Inc.	35,844	1,924,464
Masco Corp.	65,918	3,077,712
Mid-America Apartment Communities, Inc., REIT	20,150	3,124,661
Stanley Black & Decker, Inc.	32,415	2,437,932
Toll Brothers, Inc.	98,391	4,132,422
Vulcan Materials Co.	17,527	2,764,183
		$18,718,063
Consumer Products – 0.9%
International Flavors & Fragrances, Inc.	19,523	$1,773,274
Newell Brands, Inc.	176,062	2,445,501
		$4,218,775
Consumer Services – 0.3%
Grand Canyon Education, Inc. (a)	15,590	$1,282,278
Containers – 2.7%
Avery Dennison Corp.	15,191	$2,471,576
Crown Holdings, Inc.	33,415	2,707,617
Graphic Packaging Holding Co.	191,818	3,786,487
WestRock Co.	105,821	3,268,811
		$12,234,491
Electrical Equipment – 3.0%
Berry Global, Inc. (a)	61,903	$2,880,346
Johnson Controls International PLC	99,867	4,915,454
Sensata Technologies Holding PLC	69,567	2,593,458
TE Connectivity Ltd.	26,473	2,921,560
		$13,310,818
Electronics – 3.5%
Corning, Inc.	95,337	$2,766,680
Flex Ltd. (a)	151,091	2,517,176
Marvell Technology, Inc.	79,463	3,409,757
NXP Semiconductors N.V.	24,551	3,621,518
ON Semiconductor Corp. (a)	56,461	3,519,214
		$15,834,345
Energy - Independent – 5.2%
Coterra Energy, Inc.	104,792	$2,737,167
Devon Energy Corp.	71,978	4,328,037
Diamondback Energy, Inc.	29,931	3,605,488
Hess Corp.	42,450	4,626,626
Pioneer Natural Resources Co.	22,683	4,911,550
Valero Energy Corp.	29,316	3,132,415
		$23,341,283
Energy - Renewables – 1.0%
AES Corp.	190,519	$4,305,729
Engineering - Construction – 0.6%
Quanta Services, Inc.	20,189	$2,571,877
Food & Beverages – 2.7%
Coca-Cola Europacific Partners PLC	56,753	$2,418,813
Ingredion, Inc.	37,311	3,004,282
J.M. Smucker Co.	22,464	3,086,778

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Kellogg Co.	52,119	$3,630,609
		$12,140,482
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	130,605	$3,246,840
Gaming & Lodging – 0.8%
Hyatt Hotels Corp. (a)	25,182	$2,038,735
International Game Technology PLC	87,656	1,384,965
		$3,423,700
General Merchandise – 0.8%
Dollar Tree, Inc. (a)	27,767	$3,779,089
Insurance – 8.9%
American International Group, Inc.	50,589	$2,401,966
Arthur J. Gallagher & Co.	34,380	5,886,544
Assurant, Inc.	27,900	4,053,033
Cincinnati Financial Corp.	16,458	1,474,143
Equitable Holdings, Inc.	165,618	4,364,034
Everest Re Group Ltd.	15,660	4,109,810
Hanover Insurance Group, Inc.	18,037	2,311,261
Hartford Financial Services Group, Inc.	94,123	5,829,979
Reinsurance Group of America, Inc.	24,311	3,058,567
Voya Financial, Inc.	46,861	2,835,090
Willis Towers Watson PLC	19,808	3,980,220
		$40,304,647
Leisure & Toys – 1.8%
Brunswick Corp.	50,260	$3,289,517
Electronic Arts, Inc.	21,333	2,468,441
Mattel, Inc. (a)	123,526	2,339,583
		$8,097,541
Machinery & Tools – 5.1%
Eaton Corp. PLC	37,271	$4,970,460
Ingersoll Rand, Inc.	62,910	2,721,487
ITT, Inc.	35,216	2,301,013
PACCAR, Inc.	46,073	3,855,849
Regal Rexnord Corp.	35,146	4,933,093
Wabtec Corp.	49,525	4,028,859
		$22,810,761
Major Banks – 1.8%
Comerica, Inc.	41,199	$2,929,249
KeyCorp	186,174	2,982,507
State Street Corp.	34,329	2,087,547
		$7,999,303
Medical & Health Technology & Services – 3.0%
AmerisourceBergen Corp.	30,439	$4,119,310
ICON PLC (a)	14,850	2,729,133
Laboratory Corp. of America Holdings	14,321	2,933,084
Syneos Health, Inc. (a)	25,421	1,198,600
Universal Health Services, Inc.	28,738	2,534,117
		$13,514,244

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.2%
Agilent Technologies, Inc.	20,980	$2,550,119
Dentsply Sirona, Inc.	80,385	2,278,915
Hologic, Inc. (a)	32,014	2,065,543
Maravai Lifesciences Holdings, Inc., “A” (a)	54,710	1,396,746
PerkinElmer, Inc.	25,408	3,057,345
Zimmer Biomet Holdings, Inc.	30,230	3,160,546
		$14,509,214
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	17,684	$1,801,115
Natural Gas - Pipeline – 1.2%
Plains GP Holdings LP	219,621	$2,396,065
Targa Resources Corp.	50,448	3,044,032
		$5,440,097
Network & Telecom – 0.7%
Motorola Solutions, Inc.	15,097	$3,381,275
Oil Services – 0.4%
Halliburton Co.	80,363	$1,978,537
Other Banks & Diversified Financials – 6.4%
Discover Financial Services	21,326	$1,938,960
East West Bancorp, Inc.	35,351	2,373,466
Element Fleet Management Corp.	208,358	2,458,635
Northern Trust Corp.	34,136	2,920,676
Prosperity Bancshares, Inc.	38,021	2,535,240
Signature Bank	12,083	1,824,533
SLM Corp.	273,861	3,831,316
SVB Financial Group (a)	5,765	1,935,772
Umpqua Holdings Corp.	189,444	3,237,598
Wintrust Financial Corp.	16,353	1,333,587
Zions Bancorp NA	83,884	4,266,340
		$28,656,123
Pharmaceuticals – 0.4%
Organon & Co.	77,779	$1,820,029
Pollution Control – 1.1%
GFL Environmental, Inc.	63,101	$1,595,824
Republic Services, Inc.	23,796	3,237,208
		$4,833,032
Real Estate – 5.6%
Boston Properties, Inc., REIT	14,560	$1,091,563
Brixmor Property Group, Inc., REIT	149,772	2,766,289
Host Hotels & Resorts, Inc., REIT	165,431	2,627,044
Jones Lang LaSalle, Inc. (a)	2,863	432,513
Life Storage, Inc., REIT	35,863	3,972,186
Spirit Realty Capital, Inc., REIT	54,462	1,969,346
STAG Industrial, Inc., REIT	42,090	1,196,619
Sun Communities, Inc., REIT	25,253	3,417,489
VICI Properties, Inc., REIT	158,517	4,731,733
W.P. Carey, Inc., REIT	43,043	3,004,401
		$25,209,183

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.8%
Aramark	97,858	$3,053,170
Performance Food Group Co. (a)	43,306	1,859,993
Wendy's Co.	179,125	3,347,846
		$8,261,009
Specialty Chemicals – 3.3%
Ashland, Inc.	36,488	$3,465,265
Axalta Coating Systems Ltd. (a)	133,842	2,818,713
Corteva, Inc.	74,610	4,263,962
DuPont de Nemours, Inc.	66,861	3,369,794
Univar Solutions, Inc. (a)	33,373	758,902
		$14,676,636
Specialty Stores – 1.2%
Builders FirstSource, Inc. (a)	24,925	$1,468,581
Ross Stores, Inc.	32,308	2,722,595
Urban Outfitters, Inc. (a)	68,584	1,347,676
		$5,538,852
Telecommunications - Wireless – 0.5%
Liberty Broadband Corp. (a)	31,184	$2,301,379
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	78,175	$455,760
Trucking – 1.0%
Knight-Swift Transportation Holdings, Inc.	50,751	$2,483,247
XPO Logistics, Inc. (a)	44,685	1,989,376
		$4,472,623
Utilities - Electric Power – 6.5%
CenterPoint Energy, Inc.	113,411	$3,195,922
CMS Energy Corp.	64,610	3,762,887
Edison International	41,647	2,356,387
Eversource Energy	42,140	3,285,234
PG&E Corp. (a)	451,372	5,642,150
Pinnacle West Capital Corp.	48,861	3,152,023
Public Service Enterprise Group, Inc.	72,822	4,094,781
Sempra Energy	26,085	3,911,185
		$29,400,569
Total Common Stocks		$438,426,923
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	29,281	$1,751,081
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 2.64% (v)	9,777,704	$9,778,682

Other Assets, Less Liabilities – 0.1%		428,435
Net Assets – 100.0%		$450,385,121
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,778,682 and $440,178,004, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$440,178,004	$—	$—	$440,178,004
Mutual Funds	9,778,682	—	—	9,778,682
Total	$449,956,686	$—	$—	$449,956,686
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,087,830	$67,782,940	$63,092,706	$(476)	$1,094	$9,778,682
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$43,414	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.